Loans to group companies	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Loans to group companies	9 Loans to group companies

	2025	2024
On January 1	330	780

Additions/(redemptions)	(279)	(490)

Net exchange differences	(38)	40

On December 31	13	330

Current	13	83

Non-current	-	246